Fixed Assets	9 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Fixed Assets
8.	FIXED ASSETS

Fixed assets and the related accumulated depreciation as of December 31, 2017 and September 30, 2018 are as follows:

	As of December 31, 2017	As of September 30, 2018	As of September 30, 2018
	RMB	RMB	US$
	(In millions)
	(unaudited)
Computer equipment	18,354	23,539	3,427
Office building	4,003	4,163	606
Office building related facility machinery and equipment	1,956	2,166	315
Vehicles	80	162	24
Office equipment	690	747	109
Leasehold improvements	341	341	50
Construction in progress	680	693	101

	26,104	31,811	4,632
Accumulated depreciation	(13,629)	(15,614)	(2,274)

	12,475	16,197	2,358